UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2013

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 5.2%
Bally Technologies Inc.	877,440	$62,894,899	*
Buffalo Wild Wings Inc.	273,510	28,330,166	*
Penn National Gaming Inc.	576,740	28,831,233	*

Total Hotels, Restaurants & Leisure		120,056,298

Media - 2.7%
Lions Gate Entertainment Corp.	1,875,680	61,015,870	*

Specialty Retail - 7.2%
Advance Auto Parts Inc.	269,930	22,266,526
Hibbett Sports Inc.	808,280	47,405,622	*
Jos. A. Bank Clothiers Inc.	542,822	22,179,707	*
Lumber Liquidators Holdings Inc.	522,362	50,575,089	*
Stage Stores Inc.	886,720	22,132,531

Total Specialty Retail		164,559,475

TOTAL CONSUMER DISCRETIONARY		345,631,643

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 4.2%
Casey’s General Stores Inc.	417,029	27,619,831
Fresh Market Inc.	652,080	34,416,782	*
Susser Holdings Corp.	648,390	33,534,731	*

TOTAL CONSUMER STAPLES		95,571,344

ENERGY - 3.0%
Energy Equipment & Services - 2.3%
Newpark Resources Inc.	1,817,840	20,796,090	*
Oceaneering International Inc.	164,460	13,336,061
TETRA Technologies Inc.	1,803,010	18,246,461	*

Total Energy Equipment & Services		52,378,612

Oil, Gas & Consumable Fuels - 0.7%
Comstock Resources Inc.	1,017,210	17,058,612

TOTAL ENERGY		69,437,224

EXCHANGE TRADED FUNDS - 1.4%
Exchange Traded Funds - 1.4%
iShares Russell 2000 Growth Index Fund	270,000	32,400,000

FINANCIALS - 7.1%
Capital Markets - 2.2%
Financial Engines Inc.	818,800	39,089,512
WisdomTree Investments Inc.	865,060	11,202,527	*

Total Capital Markets		50,292,039

Commercial Banks - 3.6%
Old National Bancorp	1,367,167	19,700,877
SVB Financial Group	489,350	42,681,107	*
Western Alliance Bancorp	1,071,670	19,000,709	*

Total Commercial Banks		81,382,693

Diversified Financial Services - 0.5%
Primus Guaranty Ltd.	1,134,275	11,456,177	*

Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc.	207,160	18,857,775

TOTAL FINANCIALS		161,988,684

HEALTH CARE - 16.6%
Biotechnology - 1.6%
Acorda Therapeutics Inc.	622,214	23,625,466	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Biotechnology - 1.6% (continued)
ARIAD Pharmaceuticals Inc.	643,780	$11,961,432	*

Total Biotechnology		35,586,898

Health Care Equipment & Supplies - 2.3%
Endologix Inc.	800,650	12,514,160	*
Insulet Corp.	764,490	24,379,586	*
Integra LifeSciences Holdings Corp.	419,726	16,533,007	*

Total Health Care Equipment & Supplies		53,426,753

Health Care Providers & Services - 4.9%
Accretive Health Inc.	1,498,490	14,954,930	*
Hanger Orthopedic Group Inc.	1,205,853	44,520,093	*
Mednax Inc.	335,362	32,670,966	*
Owens & Minor Inc.	555,420	19,972,903

Total Health Care Providers & Services		112,118,892

Health Care Technology - 4.4%
athenahealth Inc.	473,090	52,962,426	*
Medidata Solutions Inc.	379,400	35,105,882	*
Vocera Communications Inc.	765,230	11,080,530	*

Total Health Care Technology		99,148,838

Life Sciences Tools & Services - 2.6%
ICON PLC	682,930	26,784,515	*
Luminex Corp.	814,700	16,220,677	*
Mettler-Toledo International Inc.	76,080	16,783,248	*

Total Life Sciences Tools & Services		59,788,440

Pharmaceuticals - 0.8%
Auxilium Pharmaceuticals Inc.	970,740	17,822,786	*

TOTAL HEALTH CARE		377,892,607

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.9%
Orbital Sciences Corp.	1,038,063	19,245,688	*

Commercial Services & Supplies - 1.3%
Copart Inc.	583,310	18,963,408	*
Corrections Corporation of America	334,711	11,062,199

Total Commercial Services & Supplies		30,025,607

Construction & Engineering - 0.8%
Quanta Services Inc.	715,140	19,172,903	*

Electrical Equipment - 0.8%
Thermon Group Holdings Inc.	882,730	17,663,427	*

Machinery - 4.6%
Chart Industries Inc.	333,030	37,865,511	*
IDEX Corp.	704,970	42,051,460
Tennant Co.	478,670	24,699,372

Total Machinery		104,616,343

Trading Companies & Distributors - 3.1%
H&E Equipment Services Inc.	772,180	17,636,591
MSC Industrial Direct Co. Inc., Class A Shares	337,060	27,285,007
United Rentals Inc.	460,070	26,371,213	*

Total Trading Companies & Distributors		71,292,811

TOTAL INDUSTRIALS		262,016,779

INFORMATION TECHNOLOGY - 32.0%
Electronic Equipment, Instruments & Components - 2.1%
FEI Co.	610,720	47,300,264

Internet Software & Services - 8.9%
comScore Inc.	777,708	22,522,424	*
Cornerstone OnDemand Inc.	813,000	35,804,520	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Internet Software & Services - 8.9% (continued)
Dice Holdings Inc.	862,070	$7,474,147	*
Envestnet Inc.	497,587	12,384,940	*
LivePerson Inc.	3,161,420	29,211,521	*
Marketo Inc.	359,310	11,293,113	*
MercadoLibre Inc.	274,857	32,276,458
Monster Worldwide Inc.	1,378,940	7,887,537	*
Responsys Inc.	962,650	13,948,798	*
Trulia Inc.	666,650	24,839,379	*
XO Group Inc.	513,680	6,143,613	*

Total Internet Software & Services		203,786,450

IT Services - 3.8%
Cardtronics Inc.	1,023,750	30,159,675	*
MAXIMUS Inc.	564,289	21,222,909
ServiceSource International Inc.	3,255,007	34,730,925	*

Total IT Services		86,113,509

Semiconductors & Semiconductor Equipment - 2.9%
CEVA Inc.	493,530	8,997,052	*
Integrated Device Technology Inc.	1,588,640	14,313,646	*
LSI Corp.	4,061,912	31,601,675	*
Monolithic Power Systems	461,620	12,085,212

Total Semiconductors & Semiconductor Equipment		66,997,585

Software - 14.3%
Aspen Technology Inc.	1,227,700	39,949,358	*
BroadSoft Inc.	581,170	17,342,113	*
Fortinet Inc.	1,822,650	38,731,312	*
Imperva Inc.	297,290	15,048,820	*
MICROS Systems Inc.	595,654	29,026,219	*
Monotype Imaging Holdings Inc.	1,049,660	25,748,160
Qualys Inc.	641,030	10,256,480	*
ServiceNow Inc.	324,750	14,152,605	*
Solarwinds Inc.	900,540	31,960,165	*
Sourcefire Inc.	833,368	62,860,948	*
Tableau Software Inc., Class A Shares	184,840	10,240,136	*
Verint Systems Inc.	854,748	30,582,883	*

Total Software		325,899,199

TOTAL INFORMATION TECHNOLOGY		730,097,007

MATERIALS - 3.1%
Chemicals - 1.8%
Kraton Performance Polymers Inc.	526,320	10,684,296	*
Rockwood Holdings Inc.	463,524	31,394,480

Total Chemicals		42,078,776

Metals & Mining - 1.3%
Compass Minerals International Inc.	384,616	29,076,970

TOTAL MATERIALS		71,155,746

UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	308,000	28,265,160

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,580,696,075)		2,174,456,194

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreements - 4.0%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $91,947,128; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $93,785,947) (Cost - $91,947,000)	0.050%	8/1/13	$91,947,000	$91,947,000

TOTAL INVESTMENTS - 99.2% (Cost - $1,672,643,075#)				2,266,403,194
Other Assets in Excess of Liabilities - 0.8%				17,695,012

TOTAL NET ASSETS - 100.0%				$2,284,098,206

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,174,456,194	—	—	$2,174,456,194
Short-term investments†	—	$91,947,000	—	91,947,000

Total investments	$2,174,456,194	$91,947,000	—	$2,266,403,194

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$644,052,740
Gross unrealized depreciation	(50,292,621)

Net unrealized appreciation	$593,760,119

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	299	$22,126
Options written	3,607	354,150
Options closed	—	—
Options exercised	(1,750)	(182,997)
Options expired	(2,156)	(193,279)

Written options, outstanding as of July 31, 2013	—	—

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$63,876

†	At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 23, 2013